Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	TIM S.A.
Entity Central Index Key	0001826168
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity Common Stock, Shares Outstanding	2,420,804,398
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020